UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Friedberg
Title:  President
Phone:  203-629-6710

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Friedberg            Greenwich, CT                      11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      253,655
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14142             Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2     028-14143             Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3     028-14193             Power Corporation of Canada
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ALTRA HOLDINGS INC        COM            02208R106   17,703   972,692 SH       DEFINED    1,2,3       0   972,692    0
BIG 5 SPORTING GOODS CORP COM            08915P101   19,417 1,942,024 SH       DEFINED    1,2,3       0 1,942,024    0
CAPELLA EDUCATION COMPANY COM            139594105    5,110   145,739 SH       DEFINED    1,2,3       0   145,739    0
DUFF & PHELPS CORP NEW    CL A           26433B107   19,400 1,425,406 SH       DEFINED    1,2,3       0 1,425,406    0
GENTHERM INC              COM            37253A103    7,610   611,713 SH       DEFINED    1,2,3       0   611,713    0
GIBRALTAR INDS INC        COM            374689107   19,478 1,519,313 SH       DEFINED    1,2,3       0 1,519,313    0
GP STRATEGIES CORP        COM            36225V104   67,795 3,509,070 SH       DEFINED    1,2,3       0 3,509,070    0
HUDSON GLOBAL INC         COM            443787106   20,182 4,525,189 SH       DEFINED    1,2,3       0 4,525,189    0
ICF INTERNATIONAL INC     COM            44925C103   12,743   633,970 SH       DEFINED    1,2,3       0   633,970    0
INNERWORKINGS INC         COM            45773Y105   46,660 3,583,725 SH       DEFINED    1,2,3       0 3,583,725    0
KMG CHEMICALS INC         COM            482564101    7,196   388,963 SH       DEFINED    1,2,3       0   388,963    0
MTS SYS CORP              COM            553777103    9,093   169,799 SH       DEFINED    1,2,3       0   169,799    0
ZYGO CORP                 COM            989855101    1,268    69,312 SH       DEFINED    1,2,3       0    69,312    0